Long-Term Debt (Details) - Schedule of long-term debt - Aria Energy LLC [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 14, 2021	Dec. 31, 2020
Long-Term Debt (Details) - Schedule of long-term debt [Line Items]
Notes payable – due October 7, 2020	$ 91,115	$ 102,831
Term Loan B – due May 2022		137,978
Debt origination costs	(685)	(1,385)
Total	90,430	239,424
Less: current portion of debt, net	90,430	102,831
Long-term portion		$ 136,593